Income and related expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest income and gains (losses) on financial instruments at fair value	$ 1,058,402	$ 312,776	$ 88,658
Total interest income and gains (losses) on financial instruments	3,555,213	1,046,746	382,922
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	388,736	66,202	37,833
Financial assets, at fair value	1,087,619	309,196	84,819
Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	(29,217)	3,580	3,839
Credit Card 1 [Member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	1,014,875	357,831	217,356
Loans to consumers [member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	932,196	292,701	38,926
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	$ 161,004	$ 17,236	$ 149